Fair Value Measurement (Details 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Credit adjustments [Abstract]
Derivative receivables balance	$ 80,481	$ 80,210
Derivatives CVA	(4,362)	(3,697)
Derivative payables balance	69,219	60,125
Derivatives DVA	(882)	(841)
Structured notes balance	53,139	59,064
Structured notes DVA	$ (1,153)	$ (685)